Taxes - Schedule of Provision for Income Taxes (Details)	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Current:
PRC	$ (45,244)	¥ (328,319)	¥ 498,126
Total current	(45,244)	(328,319)	498,126
Deferred:
PRC	113,440	823,197
Total deferred	113,440	823,197
PROVISION FOR INCOME TAXES	$ 68,196	¥ 494,878	¥ 498,126